VOYA FUNDS TRUST

Voya Strategic Income Opportunities Fund

(the “Fund”)

Supplement dated January 16, 2018

to the Fund’s Class A, Class C, Class I, Class R, and Class W shares Prospectus,

Class R6 shares Prospectus, Class T shares Prospectus, and related Summary Prospectuses

(each a “Prospectus” and collectively the “Prospectuses”),

each dated July 31, 2017

On January 11, 2018, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund’s management fee and sub-advisory fee, and the expense limits for Class R6 shares, effective February 1, 2018.

Effective February 1, 2018, the Fund’s Prospectuses are revised as follows:

Class A, Class C, Class I, Class R, and Class W shares Prospectus

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R	W
Management Fees	%	0.50	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.32	0.32	0.20	0.32	0.32
Acquired Fund Fees and Expenses	%	0.02	0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses[3]	%	1.09	1.84	0.72	1.34	0.84
Waivers and Reimbursements[4]	%	None	None	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.09	1.84	0.72	1.34	0.84

[1]	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 6 months of purchase.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 1.40% and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund’s board.

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2.	The table in the section entitled “Expense Examples” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$358	588	836	1,545
C	Sold	$287	579	995	2,159
	Held	$187	579	995	2,159
I	Sold or Held	$74	230	401	894
R	Sold or Held	$136	425	734	1,613
W	Sold or Held	$86	268	466	1,037

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Class R6 shares Prospectus

3.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[2]	0.70%
Waivers and Reimbursements[3]	(0.08)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.62%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.60% for Class R6 shares through August 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund’s board.

4.	The table in the section entitled “Expense Examples” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$63	216	382	863

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

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Class T shares Prospectus

5.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.32%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[3]	1.09%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.09%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.15% for Class T shares through August 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund’s board.

6.	The table in the section entitled “Expense Examples” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$358	588	836	1,545

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

All Prospectuses

7.	The line item with respect to the Fund in the table within the section entitled “Management of the Funds – Management Fee” of the Fund’s Prospectuses is deleted and replaced with the following:

Management Fees
Voya Strategic Income Opportunities Fund[1]	0.65%

[1]	Effective February 1, 2018, the Adviser receives an annual advisory fee equal to 0.50% of the Fund’s average daily net assets. Prior to February 1, 2018, the Adviser received an annual advisory fee equal to 0.65% of the Fund’s average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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VOYA FUNDS TRUST

Voya Strategic Income Opportunities Fund

(the “Fund”)

Supplement dated January 16, 2018

to the Fund’s Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares

Statement of Additional Information (the “SAI”),

dated July 31, 2017

On January 11, 2018, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund’s management fee and sub-advisory fee, and expense limit for Class R6 shares, effective February 1, 2018.

Effective February 1, 2018, the Fund’s SAI is revised as follows:

1.	The line item with respect to the Fund in the table within the section entitled “Adviser – Management Fees” of the Fund’s SAI is deleted and replaced with the following:

Fund	Annual Management Fee
Voya Strategic Income Opportunities Fund	0.50% of the Fund’s average daily net assets.

2.	The line item with respect to the Fund in the table within the section entitled “Sub-Adviser – Sub-Advisory Fees” of the Fund’s SAI is deleted and replaced with the following:

Fund	Sub-Adviser	Annual Sub-Advisory Fee
Voya Strategic Income Opportunities Fund	Voya IM	0.1800% of the Fund’s average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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